Operations	3 Months Ended
Mar. 31, 2024
Operations
Operations

1	Operations

Companhia de Saneamento Básico do Estado de São Paulo (SABESP or Company) is a mixed-capital company headquartered in the municipality of São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the São Paulo State. The Company is engaged in the provision of basic and environmental sanitation services in the São Paulo State, and supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the São Paulo State, SABESP may perform activities in other states and countries and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive, and innovative manner, with a focus on customers.

As of March 31, 2024, the Company operated water and sewage services in 376 municipalities of the São Paulo State, including the Municipality of Olímpia, which started being operated by the Company on December 11, 2023, of which 351 of these municipalities have already signed contracts, according to Law 11,445/2007. Most of these municipalities’ operations are based on 30-year concession, program, and service contracts, except for the municipalities of Guarulhos, Mauá, Santo André, São Bernardo do Campo, São João da Boa Vista, and Tejupá, which have a 40-year term.

The table below shows a summary of the contractual situation of the municipalities served:

	March 31, 2024	December 31, 2023	March 31, 2023

Municipalities that have already signed contracts:	351	351	351
Balance – intangible and contract assets	49,485,788	48,759,219	45,931,674
Percentage of intangible and contract assets	95.10%	95.12%	94.79%
Revenue from sanitation services (excluding construction revenue)	5,384,173	20,510,427	4,678,421
Percentage of revenue from sanitation services (excluding construction revenue)	95.11%	95.35%	95.30%

Other Municipalities - Olímpia:	1	1	-
Balance – intangible and contract assets	146,715	147,589	-
Percentage of intangible and contract assets	0.28%	0.29%	-
Revenue from sanitation services (excluding construction revenue)	8,525	3,477	-
Percentage of revenue from sanitation services (excluding construction revenue)	0.15%	0.02%	-

Municipalities with expired contracts:	1	1	1
Balance – intangible and contract assets	11,429	11,309	11,443
Percentage of intangible and contract assets	0.02%	0.02%	0.02%
Revenue from sanitation services (excluding construction revenue)	4,361	17,559	3,822
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.08%	0.08%

Municipalities with concession agreements due by 2030:	23	23	23
Balance – intangible and contract assets	1,045,481	1,051,209	1,064,090
Percentage of intangible and contract assets	2.02%	2.05%	2.20%
Revenue from sanitation services (excluding construction revenue)	223,943	833,418	189,704
Percentage of revenue from sanitation services (excluding construction revenue)	3.96%	3.87%	3.86%
Municipality of São Paulo:
Percentage of intangible and contract assets	43.08%	43.40%	43.21%
Percentage of revenue from sanitation services (excluding construction revenue)	43.49%	44.95%	44.53%

The Company's shares have been listed on the Novo Mercado segment of B3 under ticker SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as Level III American Depositary Receipts (“ADRs”), under ticker SBS, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental, Paulista Geradora de Energia, Cantareira SP Energia, FOXX URE-BA Ambiental, and Infranext Soluções em Pavimentação. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting votes on certain issues jointly with associates, indicating the shared control in the management of these investees, except for Saneaqua Mairinque, which, as of August 2020, no longer has a shared control.

•	Privatization and Proposal of New Concession Agreements

As of September 18, 2023, the Board of the State Privatization Program (CDPED) resolved to recommend that:

(i)   the Investment Partnerships Secretariat and the Environment, Infrastructure, and Logistics Secretariat take the necessary steps to submit the draft of the Company’s privatization law to the Governor’s office; and

(ii)   SABESP, under article 5, II combined with article 7, paragraph 2 and paragraph 4 of Law 9,361/96, starts the procedure for the selection and hiring of coordinating banks and other services required for the future public offering.

As of September 30, 2023, as provided for in paragraph 2 of article 14 of Federal Law 14,026/2020 (“New Legal Sanitation Framework”), the State of São Paulo send Official Letters to the municipalities operated by the Company with proposals to change the conditions of the concession agreements in effect (“Communication”).

The Communication highlights general aspects of the proposal for a new concession agreement (“New Agreement”) aiming at replacing the existing agreements, under article 14 of the New Legal Sanitation Framework, indicating that the following guidelines will be observed under the New Agreement to be executed with these municipalities:

(a) the anticipation of achieving the universalization goals established in the New Sanitation Framework for 2029, subject to any shorter deadlines contractually outlined;

(b) the extension of the concession agreement for 2060;

(c) the obligation of SABESP to serve the population residing in consolidated informal urban settlements and rural areas, covering the entire municipal territory; and

(d) the detailing of investments to be made in each municipality.

As of December 11, 2023, State Law 17,853 was enacted. It authorized the Executive Branch of the São Paulo State to promote privatization measures of Companhia de Saneamento Básico do Estado de São Paulo – SABESP. Among other aspects, as provided for in article 2, the model adopted for the privatization of SABESP must observe the following guidelines:

(i) compliance with the universalization goals of water supply and sewage services in all municipalities of the State served by the Company, considering the inclusion of rural areas and consolidated informal urban centers, under Federal Law 14,026, of July 15, 2020;

(ii) anticipation, to December 31, 2029, of the achievement of the universalization goals, subject to any shorter deadlines contractually agreed upon;

(iii) tariff reduction, preferably considering the most vulnerable population;

(iv) provision for the creation of an annual control to monitor compliance with the goals, with indications of investment requirements for the next few years;

(v) provision of quality services, aiming at improving the quality of treated water and reducing its loss;

(vi) guarantee, in the contractual instruments resulting from the privatization, to the employees listed in SABESP’s permanent staff at the time of the publication of this law, of stability, with the maintenance of their employment contract for 18 (eighteen) months from the date of effective completion of the Company’s privatization process.

As of December 21, 2023, the Company concluded the selection of financial institutions that will be the global coordinators of the financial institutions union responsible for structuring the Company’s potential follow-on. The selected Global Coordinators are i) BTG Pactual; ii) Bank of America; iii) CITI; and iv) UBS - BB.

As of February 15, 2024, as reported by the Company in a Material Fact, the São Paulo State opened a public consultation regarding the following documents:

(a) the draft of the Concession Agreement to be executed between the Regional Unit of Drinking Water Supply and Sewage Services 1 ("URAE-1") Southeast and SABESP, with the indication of the involvement of the São Paulo State Utility Services Regulatory Agency, along with the specific technical exhibits of the Municipalities comprising URAE-1, in addition to other contractual exhibits;

(b) the draft of the charter of URAE-1’s Decision-Making Board; and

(c) the draft of the Regional Sanitation Plan, under article 17 of Federal Law 11,445, of 2007.

The aforementioned Public Consultation on the privatization of SABESP was concluded on March 15, 2024, with a significant number of suggestions submitted by the public. A total of 976 contributions were received through the Internet, in addition to 135 oral statements made at the eight public hearings held by the São Paulo State on the matter.

As informed by the Company in a Material Fact released to its shareholders on April 30, 2024, the São Paulo State Government, through the Secretariat of Environment, Infrastructure, and Logistics (SEMIL), together with the Investment Partnerships Secretariat (SPI), published the result of Public Consultation 01/2024/GS regarding the documents made available within the scope of the Company's Privatization process.

In this context, the São Paulo São Paulo State Government submitted the final versions of the following documents to the municipalities comprising URAE1-Southeast: (a) Draft of the Concession Agreement between URAE 1 - Southeast and the Company and respective exhibits; (b) Draft of the Charter of URAE 1 - Southeast’s Decision-Making Board; and (c) Draft of the Regional Basic Sanitation Plan under Article 17 of Federal Law 11,445/2007.

The next steps of the privatization process consist of the approval and signing of said documents within the scope of URAE 1 - Southeast, followed by approval from the Board of the State Privatization Program (CDPED) of the final conditions of the public offering.

Management expects that the funds raised with the improved water security from the works carried out, the generation of operational cash, and credit lines available for investments, will be sufficient to meet the Company’s commitments and not compromise the necessary investments.

Approvals

The Unaudited Condensed Consolidated Interim Financial Statements was approved by management on June 21, 2024.